INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2022	2021
	$	$
Loss for the year	(4,337,639)	(2,764,939)
Combined federal and provincial statutory income tax rates	27%	27%

Expected income tax (recovery)	(1,171,000)	(747,000)
Change in statutory rates and other	(2,000)	(37,000)
Permanent differences	503,000	244,000
Adjustment to prior years provision versus statutory tax returns	(319,000)	34,000
Change in unrecognized deductible temporary differences	933,000	491,000
Total income tax recovery	(56,000)	(15,000)
Current income tax expense	96,000	16,000
Deferred tax (recovery)	(152,000)	(31,000)

Disclosure of unrecognized deferred tax assets and liabilities [Table Text Block]
	2022	2021
	$	$
Deferred tax assets (liabilities)
Property equipment and other	(132,000)	487,000
Intangible assets	(847,000)	(956,000)
Non-capital losses available for future period	2,817,000	1,222,000
	1,838,000	753,000
Less: unrecognized deferred tax assets	(2,646,000)	(1,713,000)

Deferred tax liability	(808,000)	(960,000)

Disclosure of temporary differences, unused tax credits and unused tax losses [Table Text Block]
	December 31, 2022	Expiry Date Range	December 31, 2021
	$		$
Temporary differences
Property equipment and other	354,000	No expiry date	1,820,000
Non-Capital losses	9,441,000	2038 to 2042	4,529,000